Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 04, 2017	Aug. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Rent expense		$ 5,535
Change in rent					$ 1,107
Accrued rent liability					13,284
Accrued rent, current					3,321
Accrued rent, non-current			$ 3,321		9,963
Gross proceeds from equity or other financing			117,339
Purchase obligations			$ 110,000		$ 895,740	0
CoNCERT Pharmaceuticals, Inc [Member]
Gross proceeds from equity or other financing	$ 8,000,000
Stock purchase agreement term					Promet shall issue to CoNCERT, for no additional consideration, shares representing the lesser of (a) the number of shares determined by dividing $8 million by the price per share paid by other investors in the financing round that enabled Promet to exercise the option under the license agreement discussed above or (b) the number of shares rounded down to the nearest whole share equal to 19.9 percent of the issued and outstanding shares of Promet immediately following the issuance of shares to CoNCERT.
Royalties agreement term					Promet shall pay to CoNCERT royalties, on a product-by-product basis, on worldwide net sales of products during each year as follows: (a) four percent (4%) of sales less than or equal to $100 million; (b) five percent (5%) of sales greater than $100 million and less than or equal to $500 million; (c) six percent (6%) of sales greater than $500 million and less than or equal to $1 billion; and, (d) for that portion greater than $1 billion, (i) with respect to net sales made by Promet or any of its affiliates, ten percent (10%) of net sales, and (ii) with respect to net sales made by any sub-licensee, the greater of (1) 6% of such net sales or (2) 50% of all payments received by Promet or any of its affiliates with respect to such net sales. Royalties are subject to adjustment as provided in the terms of the agreement.
CoNCERT Pharmaceuticals, Inc [Member] | Post-Money Valuation [Member]
Gross proceeds from equity or other financing	$ 40,500,000
Office Lease [Member]
Lease description					The office lease commenced on October 1, 2016 and expires September 30, 2019 with monthly rent at inception of $5,535 that escalates $1,107 annually on each October.
Rent expense					$ 105,954	50,997
Common Area Maintenance [Member]
Rent expense					13,284
Real Estate Tax Reimbursements [Member]
Rent expense					$ 22,929
Equipment Lease [Member]
Lease description					The equipment lease commenced in June 2017 and expires in August 2020.
Rent expense					$ 6,626	$ 5,362
Lease term					39 months
Monthly operating usage cost allowance					$ 125
Sales tax percentage					6.00%
Equipment Lease [Member] | Base Rent [Member]
Rent expense					$ 586